Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	$ 7,762
Ending of the period	7,223	$ 7,762
Investment tax credits, property plant and equipment	188	174
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	60
Ending of the period	60	60
Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	2,731
Ending of the period	2,541	2,731
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	4,738
Ending of the period	4,126	4,738
Computers
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	31
Ending of the period	26	31
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	202
Ending of the period	470	202
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	33,780	33,964
Additions	557	252
Acquisitions	101
Asset retirement cost adjustment	(33)
Transfers from construction in progress	0	0
Disposals	(1,239)	(411)
Effects of exchange rate changes	55	(25)
Ending of the period	33,221	33,780
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	91	92
Additions	0	0
Acquisitions	0
Asset retirement cost adjustment	0
Transfers from construction in progress	0	0
Disposals	0	0
Effects of exchange rate changes	1	(1)
Ending of the period	92	91
Cost | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	7,769	7,635
Additions	7	11
Acquisitions	5
Asset retirement cost adjustment	(39)
Transfers from construction in progress	62	127
Disposals	(15)	0
Effects of exchange rate changes	8	(4)
Ending of the period	7,797	7,769
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	25,248	24,277
Additions	23	36
Acquisitions	87
Asset retirement cost adjustment	(6)
Transfers from construction in progress	197	1,361
Disposals	(1,219)	(406)
Effects of exchange rate changes	45	(20)
Ending of the period	24,387	25,248
Cost | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	458	448
Additions	0	3
Acquisitions	2
Asset retirement cost adjustment	0
Transfers from construction in progress	9	8
Disposals	(4)	(1)
Effects of exchange rate changes	0	0
Ending of the period	465	458
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	214	1,512
Additions	527	202
Acquisitions	7
Asset retirement cost adjustment	0
Transfers from construction in progress	(268)	(1,496)
Disposals	(1)	(4)
Effects of exchange rate changes	1	0
Ending of the period	480	214
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	(26,018)	(24,135)
Additions	(1,135)	(1,370)
Impairments		935
Disposals	1,193	405
Effects of exchange rate changes	(38)	17
Ending of the period	(25,998)	(26,018)
Accumulated Amortization | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	(31)	(28)
Additions	(1)	(2)
Impairments		1
Disposals	0	0
Effects of exchange rate changes	0	0
Ending of the period	(32)	(31)
Accumulated Amortization | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	(5,038)	(4,205)
Additions	(229)	(269)
Impairments		566
Disposals	15	0
Effects of exchange rate changes	(4)	2
Ending of the period	(5,256)	(5,038)
Accumulated Amortization | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	(20,510)	(19,486)
Additions	(891)	(1,081)
Impairments		362
Disposals	1,174	404
Effects of exchange rate changes	(34)	15
Ending of the period	(20,261)	(20,510)
Accumulated Amortization | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	(427)	(409)
Additions	(16)	(18)
Impairments		1
Disposals	4	1
Effects of exchange rate changes	0	0
Ending of the period	(439)	(427)
Accumulated Amortization | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Begining of the period	(12)	(7)
Additions	2	0
Impairments		5
Disposals	0	0
Effects of exchange rate changes	0	0
Ending of the period	$ (10)	$ (12)